Schedule of Foreign Currency Risk (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Notes and other explanatory information [abstract]
Trade and other receivables	$ 32,002		$ 202,839
Cash and cash equivalents	24,312	$ 66,184	92,808	$ 197,709	$ 216,752	$ 225,348
Trade and other payables	(53,266)		(126,926)
Overall net exposure	$ 3,048		$ 168,721